Quarterly Financial Data (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data (unaudited)
Net sales		$ 5,206	$ 4,508	$ 4,493	$ 4,173	$ 4,864	$ 4,409	$ 4,274	$ 3,897
Gross margin		3,941	3,494	3,420	3,017	3,688	3,260	3,168	2,689
Net earnings	$ 968	$ 1,540	$ 1,585	$ 1,267	$ 883	$ 1,157	$ 13	$ 1,540	$ 723	$ 5,275		$ 3,433		$ 4,178
Basic and diluted earnings per share (in dollars per share)		$ 0.98	$ 1.01	$ 0.80	$ 0.56	$ 0.73	$ 0.01	$ 0.98	$ 0.46	$ 3.35	[1]	$ 2.18	[1]	$ 2.65	[1]

[1]	On January 1, 2013, Abbott Laboratories distributed 1,577 million shares of AbbVie common stock. The computation of basic and diluted earnings per common share for all periods through December 31, 2012 was calculated using the shares distributed on January 1, 2013.